Parametric
Dividend Income Fund
November 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 98.8%
Security	Shares	Value
Aerospace & Defense — 1.2%
General Dynamics Corp.	2,641	$ 666,562
Lockheed Martin Corp.	1,451	704,011
		$ 1,370,573
Air Freight & Logistics — 0.6%
Expeditors International of Washington, Inc.	6,147	$ 713,421
		$ 713,421
Auto Components — 0.6%
Gentex Corp.	23,413	$ 676,636
		$ 676,636
Banks — 2.7%
Commerce Bancshares, Inc.	8,364	$ 626,631
CVB Financial Corp.	22,201	636,725
F.N.B. Corp.	48,670	686,247
Prosperity Bancshares, Inc.	7,791	588,766
United Bankshares, Inc.	15,489	664,323
		$ 3,202,692
Beverages — 2.1%
Brown-Forman Corp., Class B	8,276	$ 604,314
Coca-Cola Co. (The)	10,368	659,508
Keurig Dr Pepper, Inc.	15,694	606,887
PepsiCo, Inc.	3,399	630,548
		$ 2,501,257
Biotechnology — 1.8%
AbbVie, Inc.	3,911	$ 630,375
Amgen, Inc.	2,442	699,389
Gilead Sciences, Inc.	8,960	786,957
		$ 2,116,721
Building Products — 0.6%
A.O. Smith Corp.	11,340	$ 688,792
		$ 688,792
Capital Markets — 3.9%
Artisan Partners Asset Management, Inc., Class A	19,947	$ 691,961
CME Group, Inc.	3,111	549,091
Houlihan Lokey, Inc., Class A	7,296	717,562
Janus Henderson Group PLC	25,948	656,225
Security	Shares	Value
Capital Markets (continued)
Moelis & Co., Class A	16,452	$ 711,055
SEI Investments Co.	10,838	674,991
T. Rowe Price Group, Inc.	5,193	648,658
		$ 4,649,543
Chemicals — 6.3%
Air Products and Chemicals, Inc.	2,404	$ 745,625
Celanese Corp.	6,354	681,784
Corteva, Inc.	9,745	654,474
Dow, Inc.	12,824	653,639
DuPont de Nemours, Inc.	11,007	776,104
Eastman Chemical Co.	7,995	692,527
Huntsman Corp.	22,704	630,717
International Flavors & Fragrances, Inc.	6,071	642,433
Linde PLC	2,062	693,822
LyondellBasell Industries NV, Class A	7,452	633,494
RPM International, Inc.	6,637	687,726
		$ 7,492,345
Communications Equipment — 1.2%
Cisco Systems, Inc.	13,964	$ 694,290
Juniper Networks, Inc.	21,359	709,973
		$ 1,404,263
Containers & Packaging — 2.7%
Amcor PLC	51,867	$ 640,557
AptarGroup, Inc.	5,762	611,579
International Paper Co.	17,666	655,762
Packaging Corp. of America	4,869	661,648
Sonoco Products Co.	10,040	616,155
		$ 3,185,701
Distributors — 0.6%
Genuine Parts Co.	3,717	$ 681,438
		$ 681,438
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	35,744	$ 689,144
Verizon Communications, Inc.	14,390	560,922
		$ 1,250,066
Electric Utilities — 6.2%
ALLETE, Inc.	10,856	$ 718,667
Alliant Energy Corp.	10,411	586,139
American Electric Power Co., Inc.	6,242	604,226
Avangrid, Inc.	13,138	561,912

Parametric
Dividend Income Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
Duke Energy Corp.	6,182	$ 617,767
Evergy, Inc.	9,375	555,094
IDACORP, Inc.	5,524	610,568
OGE Energy Corp.	15,165	613,576
Pinnacle West Capital Corp.	8,396	657,575
Portland General Electric Co.(1)	12,210	601,098
PPL Corp.	21,423	632,407
Southern Co. (The)	8,012	541,932
		$ 7,300,961
Electrical Equipment — 1.7%
Eaton Corp. PLC	4,220	$ 689,759
Emerson Electric Co.	7,516	719,808
Hubbell, Inc.	2,522	640,739
		$ 2,050,306
Electronic Equipment, Instruments & Components — 0.5%
National Instruments Corp.	14,558	$ 597,169
		$ 597,169
Energy Equipment & Services — 1.3%
Baker Hughes Co.	26,385	$ 765,693
Helmerich & Payne, Inc.	14,852	758,640
		$ 1,524,333
Food & Staples Retailing — 0.6%
Walgreens Boots Alliance, Inc.	17,624	$ 731,396
		$ 731,396
Food Products — 3.7%
Archer-Daniels-Midland Co.	6,896	$ 672,360
General Mills, Inc.	7,155	610,322
Hormel Foods Corp.	12,151	571,097
Ingredion, Inc.	6,794	665,608
Kellogg Co.	7,933	578,712
Kraft Heinz Co. (The)	16,870	663,835
Mondelez International, Inc., Class A	9,710	656,493
		$ 4,418,427
Gas Utilities — 1.1%
Atmos Energy Corp.	5,310	$ 638,262
Spire, Inc.	8,854	656,081
		$ 1,294,343
Security	Shares	Value
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	5,657	$ 608,580
Becton, Dickinson and Co.	2,511	626,093
Medtronic PLC	6,756	533,994
Zimmer Biomet Holdings, Inc.	5,188	623,079
		$ 2,391,746
Health Care Providers & Services — 4.3%
AmerisourceBergen Corp.	4,158	$ 709,729
Cardinal Health, Inc.	8,201	657,474
Chemed Corp.	1,248	648,960
CVS Health Corp.	5,751	585,912
Patterson Cos., Inc.	22,980	653,551
Premier, Inc., Class A	16,348	545,206
Quest Diagnostics, Inc.	4,462	677,466
UnitedHealth Group, Inc.	1,154	632,115
		$ 5,110,413
Hotels, Restaurants & Leisure — 1.1%
Cracker Barrel Old Country Store, Inc.	5,890	$ 676,172
Darden Restaurants, Inc.	4,281	629,264
		$ 1,305,436
Household Durables — 2.5%
Garmin, Ltd.	6,797	$ 632,053
Leggett & Platt, Inc.	16,575	590,236
MDC Holdings, Inc.	19,762	640,882
Newell Brands, Inc.	39,795	516,141
Whirlpool Corp.	4,052	593,739
		$ 2,973,051
Household Products — 2.2%
Church & Dwight Co., Inc.	7,778	$ 636,785
Colgate-Palmolive Co.	7,774	602,330
Kimberly-Clark Corp.	5,094	690,899
Procter & Gamble Co. (The)	4,334	646,459
		$ 2,576,473
Industrial Conglomerates — 1.1%
3M Co.	5,043	$ 635,267
Honeywell International, Inc.	3,278	719,685
		$ 1,354,952
Insurance — 4.4%
Assurant, Inc.	3,774	$ 483,902
Cincinnati Financial Corp.	6,054	671,752
Fidelity National Financial, Inc.	15,333	618,840

Parametric
Dividend Income Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Hanover Insurance Group, Inc. (The)	4,357	$ 641,786
Old Republic International Corp.	26,372	646,114
Principal Financial Group, Inc.	7,801	699,593
Prudential Financial, Inc.	6,558	708,461
Travelers Cos., Inc. (The)	3,775	716,533
		$ 5,186,981
IT Services — 4.2%
Accenture PLC, Class A	2,159	$ 649,708
Amdocs, Ltd.	6,983	620,509
Automatic Data Processing, Inc.	2,439	644,238
Cognizant Technology Solutions Corp., Class A	9,720	604,681
International Business Machines Corp.	4,588	683,153
Jack Henry & Associates, Inc.	3,045	576,571
Paychex, Inc.	4,903	608,119
Western Union Co. (The)	40,740	597,248
		$ 4,984,227
Leisure Products — 0.4%
Hasbro, Inc.	8,190	$ 514,496
		$ 514,496
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	4,614	$ 715,078
		$ 715,078
Machinery — 2.9%
Cummins, Inc.	2,724	$ 684,160
Donaldson Co., Inc.	11,385	693,574
Graco, Inc.	9,695	678,359
IDEX Corp.	2,767	657,135
Snap-on, Inc.	2,751	661,891
		$ 3,375,119
Media — 1.2%
Interpublic Group of Cos., Inc. (The)	22,066	$ 758,188
Omnicom Group, Inc.	8,790	701,090
		$ 1,459,278
Metals & Mining — 2.3%
Newmont Corp.	13,587	$ 644,975
Reliance Steel & Aluminum Co.	3,245	685,636
Royal Gold, Inc.	5,983	672,070
Southern Copper Corp.	12,407	757,075
		$ 2,759,756
Security	Shares	Value
Multi-Utilities — 3.0%
Consolidated Edison, Inc.	6,341	$ 621,671
Dominion Energy, Inc.	7,824	478,125
DTE Energy Co.	4,802	557,080
NorthWestern Corp.	11,054	645,664
Public Service Enterprise Group, Inc.	9,707	587,759
WEC Energy Group, Inc.	6,056	600,392
		$ 3,490,691
Oil, Gas & Consumable Fuels — 9.9%
Antero Midstream Corp.	60,533	$ 685,850
Chevron Corp.	3,852	706,110
ConocoPhillips	5,453	673,500
Coterra Energy, Inc.	21,459	598,921
Diamondback Energy, Inc.	4,808	711,680
DT Midstream, Inc.	10,628	641,187
EOG Resources, Inc.	4,914	697,444
Exxon Mobil Corp.	6,376	709,904
HF Sinclair Corp.	10,412	649,084
Kinder Morgan, Inc.	35,053	670,213
Marathon Petroleum Corp.	5,634	686,278
ONEOK, Inc.	10,886	728,491
Phillips 66	6,897	747,911
Pioneer Natural Resources Co.	2,568	606,022
Texas Pacific Land Corp.	317	821,835
Valero Energy Corp.	5,198	694,557
Williams Cos., Inc. (The)	19,543	678,142
		$ 11,707,129
Personal Products — 1.1%
Medifast, Inc.	5,233	$ 659,620
Nu Skin Enterprises, Inc., Class A	16,422	684,961
		$ 1,344,581
Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	8,166	$ 655,566
Johnson & Johnson	3,446	613,388
Merck & Co., Inc.	6,416	706,530
Pfizer, Inc.	12,589	631,087
		$ 2,606,571
Professional Services — 1.1%
ManpowerGroup, Inc.	8,609	$ 753,459
Robert Half International, Inc.	7,315	576,276
		$ 1,329,735

Parametric
Dividend Income Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Road & Rail — 0.6%
Landstar System, Inc.	3,816	$ 660,092
		$ 660,092
Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.	3,991	$ 686,093
Intel Corp.	21,073	633,665
Texas Instruments, Inc.	3,518	634,858
		$ 1,954,616
Software — 1.1%
Dolby Laboratories, Inc., Class A	8,634	$ 646,427
Microsoft Corp.	2,347	598,814
		$ 1,245,241
Specialty Retail — 3.6%
Advance Auto Parts, Inc.	3,544	$ 535,108
American Eagle Outfitters, Inc.	56,383	891,979
Best Buy Co., Inc.	8,543	728,718
Buckle, Inc. (The)	17,407	765,038
Foot Locker, Inc.	17,003	676,719
Home Depot, Inc. (The)	2,003	648,952
		$ 4,246,514
Textiles, Apparel & Luxury Goods — 2.1%
Carter's, Inc.(1)	8,452	$ 617,334
Hanesbrands, Inc.(1)	76,489	514,006
Kontoor Brands, Inc.(1)	16,242	705,715
VF Corp.	18,474	606,317
		$ 2,443,372
Tobacco — 1.1%
Altria Group, Inc.	13,503	$ 628,970
Philip Morris International, Inc.	6,482	646,061
		$ 1,275,031
Trading Companies & Distributors — 1.6%
Fastenal Co.	11,973	$ 616,729
MSC Industrial Direct Co., Inc., Class A	7,725	663,037
Watsco, Inc.	2,178	585,838
		$ 1,865,604
Total Common Stocks (identified cost $102,339,619)		$116,726,566

Short-Term Investments — 1.6%
Affiliated Fund — 0.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.62%(2)	1,131,380	$ 1,131,380
Total Affiliated Fund (identified cost $1,131,380)		$ 1,131,380

Securities Lending Collateral — 0.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.86%(3)	789,132	$ 789,132
Total Securities Lending Collateral (identified cost $789,132)		$ 789,132
Total Short-Term Investments (identified cost $1,920,512)		$ 1,920,512
Total Investments — 100.4% (identified cost $104,260,131)		$118,647,078
Other Assets, Less Liabilities — (0.4)%		$ (512,146)
Net Assets — 100.0%		$118,134,932
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at November 30, 2022. The aggregate market value of securities on loan at November 30, 2022 was $2,774,642 and the total market value of the collateral received by the Fund was $2,788,254, comprised of cash of $789,132 and U.S. government and/or agencies securities of $1,999,122.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2022.
(3)	Represents investment of cash collateral received in connection with securities lending.

The Fund did not have any open derivative instruments at November 30, 2022.

Parametric
Dividend Income Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At November 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $1,131,380, which represents 0.9% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended November 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$327,783	$15,693,475	$(16,021,255)	$(17)	$14	$ —	$72	—
Liquidity Fund	—	66,219,978	(65,088,598)	—	—	1,131,380	18,316	1,131,380
Total				$(17)	$14	$1,131,380	$18,388
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$116,726,566*	$ —	$ —	$116,726,566
Short-Term Investments:
Affiliated Fund	1,131,380	—	—	1,131,380
Securities Lending Collateral	789,132	—	—	789,132
Total Investments	$118,647,078	$ —	$ —	$118,647,078
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.